                           AIM COUNSELOR SERIES TRUST

            INVESCO Advantage Health Sciences Fund - Class A, B and C

                         Supplement dated March 31, 2004
                   to the Prospectus dated November 25, 2003,
                        as supplemented December 4, 2003,
            December 15, 2003, December 16, 2003 and January 16, 2004

The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

          "FEES AND EXPENSES

          This table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                                CLASS A       CLASS B       CLASS C
                                                                -------       -------       -------
Maximum Front-End Sales Charge on purchases                       5.50%         None          None
    as a percentage of offering price
Maximum Contingent Deferred Sales Charge (CDSC)
    as a percentage of the lower of the total original cost       None(1)       5.00%(2)      1.00%(2)
    or current market value of the shares
Maximum Sales Charge on reinvested                                None          None          None
    dividends/distributions

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3,4)

                                                                CLASS A       CLASS B       CLASS C
                                                                -------       -------       -------
Management Fees(5)                                                 0.51%         0.51%         0.51%
Distribution and Service (12b-1) Fees(6)                           0.35%         1.00%         1.00%
    Dividend Expenses Attributable to Securities Sold Short        0.56%         0.56%         0.56%
    Other Expenses                                                 0.56%         0.56%         0.56%
                                                                  -----         -----         -----
Total Other Expenses                                               1.12%         1.12%         1.12%
                                                                  -----         -----         -----
Total Annual Fund Operating Expenses                               1.98%         2.63%         2.63%
                                                                  =====         =====         =====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

(5) The Fund's annual base management fee is 1.50% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of the Fund compared to the investment performance of the Morgan Stanley Health Care Product Index. The maximum or minimum adjustment over any twelve-month period will be 1%. As a result, the Fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the Fund's average daily net assets. Please see the section entitled "Fund Management - Performance-Based Fee."

(6) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Class A, Class B and Class C shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Class A, Class B or Class C shares of the Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Class A, Class B and Class C, shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Class A, Class B and Class C shares may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                      ------    -------   -------   --------
      Class A(1)                      $  740    $1,137    $1,559     $2,729
      Class B - With Redemption(1)    $  766    $1,117    $1,595     $2,806(2)
      Class B - Without Redemption    $  266    $  817    $1,395     $2,806(2)
      Class C - With Redemption(1)    $  366    $  817    $1,395     $2,964
      Class C - Without Redemption    $  266    $  817    $1,395     $2,964

(1) Based on initial sales charge with respect to Class A shares at the beginning of each period shown and applicable CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares"."

                           AIM COUNSELOR SERIES TRUST

                  INVESCO MULTI-SECTOR FUND - CLASS A, B AND C

                         Supplement dated March 31, 2004
                   to the Prospectus dated November 25, 2003,
               as supplemented December 4, 2003, December 16, 2003
                              and January 16, 2004


The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

         "FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.


       SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                                   CLASS A           CLASS B          CLASS C
                                                                   -------           -------          -------
     Maximum Front-End Sales Charge on purchases as a
         percentage of offering price                                 5.50%             None             None
     Maximum Contingent Deferred Sales Charge (CDSC) as a
         percentage of the lower of the  total original
         cost or current market value of the shares                   None(1)           5.00%(2)         1.00%(2)
     Maximum Sales Charge on reinvested dividends/
         distributions                                                None              None             None

       ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3,4)

                                                                    CLASS A          CLASS B          CLASS C
                                                                    -------          -------          -------
     Management Fees                                                   0.75%            0.75%            0.75%
     Distribution and Service (12b-1) Fees(5)                          0.35%            1.00%            1.00%
     Other Expenses                                                    0.96%            0.96%            0.96%
                                                                    -------          -------          -------
     Total Annual Fund Operating Expenses(6,7)                         2.06%            2.71%            2.71%
                                                                    =======          =======          =======

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

(5) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(6) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.10%, 2.75% and 2.75% on Class A, Class B and Class C shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits:
      (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through August 31, 2004.

(7) The Fund's Advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's Advisor pursuant to expense limitation commitments between the Fund's Advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's Advisor incurred the expense.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Class A, Class B and Class C shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Class A, Class B or Class C shares of the Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Class A, Class B and Class C, shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Class A, Class B and Class C shares may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                --------    --------    --------    --------
Class A(1)                      $    748    $  1,160    $  1,597    $  2,808
Class B - With Redemption(1)    $    774    $  1,141    $  1,635    $  2,885(2)
Class B - Without Redemption    $    274    $    841    $  1,435    $  2,885(2)
Class C - With Redemption(1)    $    374    $    841    $  1,435    $  3,041
Class C - Without Redemption    $    274    $    841    $  1,435    $  3,041

(1) Based on initial sales charge with respect to Class A shares at the beginning of each period shown and applicable CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

(2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares"."



                                       2